UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Emerging Markets Fund

February 28, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.94%Δ
Argentina – 1.30%
*@Cresud ADR	936,869	$16,310,890
#†Grupo Clarin Class B 144A GDR	353,200	3,798,701
IRSA Inversiones y Representaciones ADR	358,400	5,229,056
Pampa Energia ADR	95,300	1,486,680
		26,825,327
Australia – 0.27%
†Alara Resources	200,832	71,567
*Alumina ADR	500,000	4,900,000
@†Strike Resources	1,618,461	686,853
		5,658,420
Brazil – 15.08%
AES Tiete	597,480	7,613,040
B2W Cia Global Do Varejo	587,913	8,996,433
Banco Bradesco ADR	600,000	11,748,000
Banco Santander Brasil ADR	2,000,000	24,360,000
*Brasil Foods ADR	900,000	16,029,000
*Braskem ADR	161,000	3,925,180
Centrais Eletricas Brasileiras	2,140,204	30,087,373
Cyrela Brazil Realty Empreendimentas e Participacoes	800,000	7,933,646
*†Fibria Celulose ADR	1,420,000	20,462,200
*Gol Linhas Aereas Inteligentes ADR	1,300,000	17,498,000
†Hypermarcas	750,000	8,519,654
Itau Unibanco Holding ADR	400,000	8,888,000
Petroleo Brasileiro SA ADR	2,350,000	93,600,499
*Petroleo Brasileiro SP ADR	1,000,000	35,170,000
*Tim Participacoes ADR	170,000	6,582,400
Triunfo Participacoes e Investmentos	109,600	565,193
*Vale ADR	250,000	8,557,500
		310,536,118
China/Hong Kong – 15.41%
*†51job ADR	20,000	1,193,400
*Alibaba.com	4,178,500	7,828,029
Bank of China Class H	22,000,000	11,665,438
*†Bitauto Holdings ADR	205,400	2,144,376
China Construction Bank Class H	12,500,000	10,983,110
China Mobile ADR	1,025,100	48,456,476
*China Petroleum & Chemical ADR	60,000	6,156,000
China Telecom	20,000,000	11,842,979
*China Unicom Hong Kong	7,998,979	13,415,271
*China Unicom Hong Kong ADR	875,000	14,603,750
*CNOOC ADR	86,000	19,637,240
*Datang International Power Generation	8,998,862	3,078,497
First Pacific	5,045,002	4,021,086
Fosun International	2,886,500	2,099,378
*†Foxconn International Holdings	9,500,000	6,765,511
*Franshion Properties China	12,008,000	3,360,495

*Guangshen Railway Class H	9,450,000	3,575,575
*†Hollysys Automation Technologies	188,400	2,835,420
*Huadian Power International	15,000,000	2,949,197
*@Huaneng Power International ADR	370,727	8,337,650
Industrial & Commercial Bank of China Class H	19,000,000	14,662,774
Kunlun Energy	1,500,000	2,233,898
†Leoch International Technology	731,000	349,168
*PetroChina ADR	100,000	13,633,000
PetroChina Class H	4,242,000	5,788,628
*†Shanda Games ADR	1,179,549	7,195,249
*†Shanda Interactive Entertainment ADR	294,704	12,415,880
*Shanghai Forte Land	11,740,900	5,242,060
*†Sina	405,000	33,076,350
Sinotrans	8,481,000	2,315,023
*†Sohu.com	200,000	16,312,000
Tianjin Development Holdings	8,000,000	7,206,137
†Tom Group	47,824,000	5,675,759
Travelsky Technology	4,849,400	4,467,831
†Xueda Education Group ADR	196,600	1,848,040
		317,370,675
Hungary – 0.94%
*†OTP Bank	647,527	19,389,808
		19,389,808
India – 1.80%
Coal India	383,581	2,776,969
†Indiabulls Real Estate GDR	102,021	234,750
Oil India	26,650	725,518
*#Reliance Industries 144A GDR	580,000	24,706,992
Steel Authority of India	2,543,966	8,638,196
		37,082,425
Indonesia – 0.30%
Gudang Garam	185,500	771,173
Tambang Batubara Bukit Asam	2,379,335	5,432,086
		6,203,259
Israel – 0.49%
Israel Chemicals	600,000	9,992,159
		9,992,159
Kingdom of Bahrain – 0.13%
=#†Aluminum Bahrain 144A GDR	221,400	2,745,360
		2,745,360
Malaysia – 2.17%
Eastern & Oriental	4,877,550	1,784,563
Hong Leong Bank	2,549,908	7,778,680
KLCC Property Holdings	5,000,000	5,585,407
Media Prima	2,218,400	1,740,509
Oriental Holdings	2,599,980	4,346,795
†Petronas Chemicals Group	4,577,900	9,454,440
†UEM Land Holdings	15,698,475	13,942,732
		44,633,126
Mexico – 3.75%
America Movil Series L ADR	170,000	9,761,400
*†Cemex ADR	2,668,601	23,990,723
*†Empresas ICA	2,500,000	5,759,117
Fomento Economico Mexicano ADR	146,122	8,216,440
Grupo Financiero Banorte	1,915,300	8,688,249
†Grupo Televisa ADR	880,000	20,785,600
		77,201,529
Peru – 0.52%
Compaigne Minas Buenaventura ADR	230,000	10,734,100
		10,734,100
Philippines – 0.24%
Philippine Long Distance Telephone ADR	100,000	4,968,000
		4,968,000

Poland – 1.62%
PGE	1,256,389	9,914,674
†Polski Koncern Naftowy Orlen	500,000	7,951,357
Powszechna Kasa Oszczednosci Bank Polski	800,000	11,715,502
Powszechny Zaklad Ubezpieczen	31,094	3,770,020
		33,351,553
Republic of Korea – 13.56%
CJ	100,000	6,334,740
Hyundai Elevator	57,568	5,157,216
*KB Financial Group ADR	710,000	34,612,500
KCC	69,533	19,433,107
†Korea Electric Power	220,420	5,425,042
Korea Electric Power ADR	350,100	4,271,220
KT	226,764	7,921,769
*KT ADR	962,764	19,053,100
LG Display ADR	600,000	9,588,000
Lotte Chilsung Beverage	21,133	17,257,177
Lotte Confectionery	9,070	11,202,506
POSCO ADR	140,000	14,431,200
Samsung Electronics	50,000	41,125,927
Samsung Life Insurance	370,000	35,149,425
†SK Communications	171,609	1,871,759
SK Holdings	80,000	9,456,335
SK Telecom	49,221	7,133,991
*SK Telecom ADR	1,700,000	29,903,000
		279,328,014
Russia – 7.72%
*@†Chelyabinsk Zink Plant GDR	143,300	742,652
=@†Enel OGK-5 GDR	21,161	94,581
Gazprom ADR	1,650,000	48,565,903
LUKOIL ADR	170,000	12,102,300
LUKOIL ADR (London International Exchange)	167,328	11,848,387
*MMC Norilsk Nickel ADR	574,200	13,862,796
Mobile TeleSystems ADR	249,750	4,702,793
Rosneft Oil GDR	1,700,000	16,058,635
Sberbank	6,226,817	22,042,932
Surgutneftegaz ADR	394,142	4,586,458
=†TGK-5 GDR	8,771	21,273
*VTB Bank GDR	3,523,744	24,432,038
		159,060,748
South Africa – 6.58%
Anglo Platinum	100,000	9,724,766
ArcelorMittal South Africa	1,250,000	16,179,980
Blue Label Telecoms	635,328	519,976
Gold Fields ADR	500,000	8,955,000
Impala Platinum Holdings	280,000	8,265,515
JD Group	723,137	5,414,159
MTN Group	700,000	12,359,295
Sasol	308,103	16,866,277
Standard Bank Group	1,700,000	24,356,592
Sun International	290,543	4,088,336
Tongaat Hulett	377,000	5,621,022
Vodacom Group	2,148,460	23,125,643
		135,476,561
Taiwan – 6.33%
Cathay Financial Holding	4,889,000	7,863,857
Chunghwa Telecom ADR	320,000	9,443,200
†Evergreen Marine	6,140,000	5,443,061
Formosa Chemicals & Fibre	3,007,002	10,271,239
Fubon Financial Holding	6,461,000	8,238,564
HON HAI Precision Industry	8,000,000	29,681,587

HTC	425,250	15,358,736
†MStar Semiconductor	543,000	4,882,437
President Chain Store	1,407,372	5,876,373
Taiwan Semiconductor Manufacturing	6,000,000	14,295,011
United Microelectronics	25,560,000	13,296,200
†Walsin Lihwa	10,711,756	5,725,744
		130,376,009
Thailand – 2.11%
Airports of Thailand	1,249,100	1,353,565
Airports of Thailand - Foreign	3,831,800	4,135,712
Bangkok Bank - Foreign	2,300,000	12,352,944
PTT Exploration & Production - Foreign	1,131,800	6,663,091
Siam Cement NVDR	1,843,843	18,886,817
		43,392,129
Turkey – 1.50%
*†Alarko Gayrimenkul Yatirim Ortakligi	97,776	1,041,396
*Alarko Holding	1,970,440	4,027,057
†Torunlar Gayrimenkul Yatirim Ortakligi	1,408,698	5,128,306
Turkcell Iletisim Hizmet	715,275	4,025,397
Turkiye Is Bankasi Class C	1,020,914	3,181,878
*Turkiye Sise ve Cam Fabrikalari	4,049,530	7,010,006
Yazicilar Holding Class A	832,584	6,485,143
		30,899,183
United Kingdom – 1.28%
Anglo American	200,000	10,849,425
Anglo American ADR	450,000	12,199,321
@†Griffin Mining	3,056,187	3,223,625
†Mwana Africa	781,129	128,579
		26,400,950
United States – 12.84%
Archer-Daniels-Midland	1,000,000	37,180,000
*Avon Products	2,807,171	78,067,426
*Bunge	500,000	36,085,000
†Google Class A	37,000	22,695,800
*†MEMC Electronic Materials	1,277,000	17,328,890
†Yahoo	4,460,400	73,150,560
		264,507,676
Total Common Stock (cost $1,785,866,750)		1,976,133,129

Participation Notes – 0.02%
=#@†Lehman Indian Oil CW 12 LEPO 144A	172,132	68,338
=#†Lehman Oil & Natural Gas CW 12 LEPO 144A	254,590	367,248
Total Participation Notes (cost $8,559,056)		435,586

Preferred Stock – 3.59%
Brazil – 2.34%
†Braskem Class A	541,994	6,563,998
Vale Class A 2.75%	1,400,000	41,567,496
		48,131,494
Republic of Korea – 0.82%
Samsung Electronics 1.69%	31,362	16,974,709
		16,974,709
Russia – 0.43%
AK Transneft 0.60%	6,500	8,937,500
		8,937,500
Total Preferred Stock (cost $42,991,146)		74,043,703

Total Value of Securities Before Securities Lending Collateral – 99.55%
(cost $1,837,416,952)		2,050,612,418

Securities Lending Collateral** – 8.83%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	286,289	276,584
Delaware Investments Collateral Fund No. 1	181,556,465	181,556,465
@†Mellon GSL Reinvestment Trust II	376,250	0
Total Securities Lending Collateral (cost $182,219,004)		181,833,049

Total Value of Securities – 108.38%
(cost $2,019,635,956)		2,232,445,467	©
Obligation to Return Securities Lending Collateral** – (8.85%)		(182,219,004)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.47%		9,640,105
Net Assets Applicable to 129,551,644 Shares Outstanding – 100.00%		$2,059,866,568

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
@Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $29,464,589, which represented 1.43% of the Fund's net assets. See Note 5 in "Notes."
†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2011, the aggregate amount of Rule 144A securities was $31,686,639, which represented 1.54% of the Fund’s net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At February 28, 2011, the aggregate amount of fair valued securities was $3,296,800 which represented 0.16% of the Fund's net assets. See Note 1 in "Notes."
**See Note 4 in “Notes.”
©Includes $176,244,413 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
BRL – Brazilian Real
GDR – Global Depositary Receipts
KRW – South Korean Won
LEPO – Low Exercise Price Option
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipts
THB – Thailand Baht
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at February 28, 20111:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)
MNB	BRL	69,297	USD	(41,851)	3/2/11	$(217)
MNB	KRW	696,483,971	USD	(618,767)	3/2/11	33
MNB	THB	111,749	USD	(3,660)	3/2/11	(5)
						$(189)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not generally isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At February 28, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,022,175,331
Aggregate unrealized appreciation	$313,825,394
Aggregate unrealized depreciation	(103,555,258)
Net unrealized appreciation	$210,270,136

For federal income tax purposes, at November 30, 2010, capital loss carryforwards of $745,923 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,203,911,898	$769,360,017	$2,861,214	$1,976,133,129
Other	57,068,994	16,974,709	435,586	74,479,289
Securities Lending Collateral	-	181,833,049	-	181,833,049
Total	$1,260,980,892	$968,167,775	$3,296,800	$2,232,445,467

Foreign Currency Exchange Contracts	$-	$(189)	$-	$(189)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common		Lending	Total
	Stock	Other	Collateral	Fund
Balance as of 11/30/10	$2,738,216	$700,104	$-	$3,438,320
Net change in unrealized
appreciation/depreciation	122,998	(264,518)	-	(141,520)
Balance as of 2/28/11	$2,861,214	$435,586	-	$3,296,800

Net change in unrealized
appreciation/depreciation from
investments still held as of 2/28/11	$122,998	$(57,628)	$-	$65,370

During the period ended February 28, 2011, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2011, the value of securities on loan was $176,244,413 for which cash collateral was received and invested in accordance with the Lending Agreement. At February 28, 2011, the value of invested collateral was $181,833,049. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to February 28, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Global Value Fund

February 28, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.02%Δ
Australia – 0.78%
Coca-Cola Amatil	24,132	$291,932
		291,932
Brazil – 2.15%
Petroleo Brasileiro ADR	12,900	453,693
*Vale ADR	10,300	352,569
		806,262
Canada – 2.59%
†CGI Group Class A	39,067	778,928
TELUS	3,844	190,518
		969,446
China/Hong Kong – 3.95%
*Chaoda Modern Agriculture Holdings	410,000	264,969
CNOOC	210,000	480,012
*†Sohu.com	2,100	171,276
Techtronic Industries	121,000	150,146
Yue Yuen Industrial Holdings	130,500	410,886
		1,477,289
Finland – 0.38%
Nokia	16,743	144,368
		144,368
France – 11.71%
*Alstom	8,278	494,053
*AXA	26,403	554,761
Compagnie de Saint-Gobain	5,673	338,879
Lafarge	6,583	399,952
*PPR	1,143	173,431
*Publicis Groupe	4,513	257,456
*Sanofi-Aventis	4,915	339,899
Teleperformance	13,728	521,231
*Total	8,279	507,558
Vallourec	3,226	334,951
Vivendi	16,252	463,246
		4,385,417
Germany – 3.49%
Bayerische Motoren Werke	3,376	275,798
Deutsche Post	36,092	665,447
Metro	4,973	364,940
		1,306,185
Italy – 3.18%
Finmeccanica	29,406	368,200
Parmalat	123,815	379,656
UniCredit	171,774	441,989
		1,189,845
Japan – 5.53%
Asahi Glass	25,500	356,548
Don Quijote	10,700	374,117
ITOCHU	43,853	456,031
Mitsubishi UFJ Financial Group	48,954	271,940
Toyota Motor	13,150	614,466

		2,073,102
Luxembourg – 0.52%
*ArcelorMittal	5,310	195,051
		195,051
Netherlands – 0.98%
Koninklijke Philips Electronics	11,276	368,505
		368,505
Russia – 0.97%
Mobile TeleSystems ADR	19,400	365,302
		365,302
Singapore – 1.35%
Singapore Airlines	47,067	505,368
		505,368
Spain – 2.56%
Banco Santander	37,424	460,805
Telefonica	19,561	497,377
		958,182
Sweden – 2.40%
Meda Class A	67,322	589,691
Nordea Bank FDR	27,360	310,612
		900,303
Switzerland – 2.42%
*Aryzta	11,020	515,124
Novartis	6,950	390,588
		905,712
Taiwan – 3.03%
Chunghwa Telecom ADR	9,512	280,699
HTC	23,650	854,166
		1,134,865
United Kingdom – 3.92%
Greggs	28,256	222,641
National Grid	25,304	235,152
Rexam	59,390	352,349
Standard Chartered	14,804	391,573
Vodafone Group	93,867	266,514
		1,468,229
United States – 47.11%
*†AGCO	7,500	410,850
American Express	13,400	583,838
†Apollo Group Class A	9,600	434,496
Archer-Daniels-Midland	16,200	602,316
AT&T	15,600	442,728
Ball	15,200	548,720
*†CACI International Class A	10,200	605,064
Carnival	3,700	157,879
Caterpillar	4,200	432,306
Chesapeake Energy	16,300	580,443
Chevron	4,700	487,625
Cintas	16,300	458,356
†Convergys	36,300	510,741
Cooper Industries	6,400	411,840
Corning	26,200	604,172
†Dell	47,100	745,593
Discover Financial Services	22,900	498,075
FedEx	3,900	351,078
Goldman Sachs Group	2,500	409,450
Intel	18,700	401,489
International Business Machines	4,600	744,648
†Investment Technology Group	30,300	580,245
Johnson & Johnson	7,700	473,088
JPMorgan Chase	12,200	569,618
*Lockheed Martin	5,500	435,380

Lowe's	18,200	476,294
Microsoft	21,600	574,128
*†Mylan	25,300	578,611
Omnicom Group	12,200	620,980
Pfizer	29,100	559,884
Stanley Black & Decker	6,422	486,980
Travelers	8,600	515,398
Viacom Class B	14,600	652,036
Walgreen	16,200	702,108
		17,646,457
Total Common Stock (cost $30,602,363)		37,091,820

	Principal
	Amount
	(U.S. $)
≠Short-Term Investment – 0.84%
Discount Note – 0.84%
Federal Home Loan Bank 0.07% 3/1/11	$313,001	313,001
Total Short-Term Investment (cost $313,001)		313,001

Total Value of Securities Before Securities Lending Collateral – 99.86%
(cost $30,915,364)		37,404,821

	Number of
	Shares
Securities Lending Collateral** – 12.12%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	107,925	104,266
Delaware Investments Collateral Fund No.1	4,435,048	4,435,048
†@Mellon GSL Reinvestment Trust II	142,101	0
Total Securities Lending Collateral (cost $4,685,074)		4,539,314

Total Value of Securities – 111.98%
(cost $35,600,438)		41,944,135	©
Obligation to Return Securities Lending Collateral** – (12.51%)		(4,685,074)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.53%		198,036
Net Assets Applicable to 3,922,277 Shares Outstanding – 100.00%		$37,457,097

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
@Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
** See Note 4 in “Notes.”
©Includes $4,543,612 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
FDR – Fiduciary Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not generally isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At February 28, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$36,736,421
Aggregate unrealized appreciation	$7,638,390
Aggregate unrealized depreciation	(2,430,676)
Net unrealized appreciation	$5,207,714

For federal income tax purposes, at November 30, 2010, capital loss carryforwards of $28,796,111 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $16,253,434 expires in 2016 and $12,542,677 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of February 28, 2011:

	Level 1	Level 2	Total
Common Stock	$20,239,442	$16,852,378	$37,091,820
Short-Term Investment	-	313,001	313,001
Securities Lending Collateral	-	4,539,314	4,539,314
Total	$20,239,442	$21,704,693	$41,944,135

The value of Level 3 securities was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended February 28, 2011, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at February 28, 2011.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2011, the value of the securities on loan was $4,543,612, for which cash collateral was received and invested in accordance with the Lending Agreement. At February 28, 2011, the value of invested collateral was $4,539,314. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of February 28, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to February 28, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware International Value Equity Fund

February 28, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.60%Δ
Australia – 1.76%
Coca-Cola Amatil	486,977	$5,891,098
		5,891,098
Brazil – 4.30%
Petroleo Brasileiro ADR	202,900	7,135,993
*Vale ADR	210,300	7,198,569
		14,334,562
Canada – 5.18%
†CGI Group Class A	782,600	15,603,666
TELUS	34,163	1,693,205
		17,296,871
China/Hong Kong – 7.32%
*Chaoda Modern Agriculture Holdings	7,640,000	4,937,464
CNOOC	2,737,000	6,256,163
†Sohu.com	37,200	3,034,032
*Techtronic Industries	3,528,000	4,377,816
*Yue Yuen Industrial Holdings	1,845,000	5,809,078
		24,414,553
Finland – 0.39%
Nokia	150,960	1,301,667
		1,301,667
France – 22.52%
*Alstom	126,401	7,543,950
*AXA	382,853	8,044,244
Compagnie de Saint-Gobain	115,828	6,919,033
Lafarge	103,399	6,282,036
*PPR	23,096	3,504,421
*Publicis Groupe	72,037	4,109,543
Sanofi-Aventis	94,282	6,520,113
Teleperformance	261,658	9,934,750
*Total	128,150	7,856,452
Vallourec	63,600	6,603,489
*Vivendi	273,561	7,797,567
		75,115,598
Germany – 6.31%
*Bayerische Motoren Werke	61,656	5,036,903
Deutsche Post	508,419	9,373,983
Metro	90,292	6,626,020
		21,036,906
Italy – 6.39%
Finmeccanica	564,054	7,062,663
Parmalat	2,333,930	7,156,559
UniCredit	2,761,139	7,104,656
		21,323,878
Japan – 11.83%
Asahi Glass	531,900	7,437,175
*Don Quijote	191,400	6,692,150
ITOCHU	767,660	7,982,956
*Mitsubishi UFJ Financial Group	1,275,357	7,084,631
Toyota Motor	219,500	10,256,667
		39,453,579
Luxembourg – 1.19%
*ArcelorMittal	107,778	3,958,734
		3,958,734
Netherlands – 2.08%
Koninklijke Philips Electronics	212,546	6,946,111
		6,946,111

Russia – 1.46%
Mobile TeleSystems ADR	258,900	4,875,087
		4,875,087
Singapore – 1.95%
Singapore Airlines	605,873	6,505,383
		6,505,383
Spain – 4.41%
Banco Santander	583,479	7,184,423
Telefonica	296,705	7,544,308
		14,728,731
Sweden – 4.18%
Meda Class A	822,347	7,203,151
Nordea Bank	594,205	6,760,361
		13,963,512
Switzerland – 4.24%
*Aryzta	153,831	7,190,760
Novartis	123,611	6,946,896
		14,137,656
Taiwan – 4.14%
Chunghwa Telecom ADR	111,996	3,305,002
HTC	290,750	10,501,005
		13,806,007
United Kingdom – 8.95%
Greggs	726,100	5,721,248
National Grid	606,332	5,634,701
Rexam	1,272,590	7,550,014
Standard Chartered	256,922	6,795,707
Vodafone Group	1,459,649	4,144,338
		29,846,008
Total Common Stock (cost $291,189,055)		328,935,941

	Principal
	Amount
	(U.S. $)
Short-Term Investment – 1.77%
≠Discount Note – 1.77%
Federal Home Loan Bank 0.07% 3/1/11	$5,918,014	5,918,014
Total Short-Term Investment (cost $5,918,014)		5,918,014

Total Value of Securities Before Securities Lending Collateral – 100.37%
(cost $297,107,069)		334,853,955

	Number of
	Shares
Securities Lending Collateral** – 17.78%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	859,487	830,350
Delaware Investments Collateral Fund No.1	58,473,410	58,473,410
@†Mellon GSL Reinvestment Trust II	1,475,413	0
Total Securities Lending Collateral (cost $60,808,310)		59,303,760

Total Value of Securities – 118.15%
(cost $357,915,379)		394,157,715	©
Obligation to Return Securities Lending Collateral** – (18.23%)		(60,808,310)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.08%		256,239
Net Assets Applicable to 25,190,414 Shares Outstanding – 100.00%		$333,605,644

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
@Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
©Includes $58,294,289 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not generally isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At February 28, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$368,353,246
Aggregate unrealized appreciation	$65,698,665
Aggregate unrealized depreciation	(39,894,196)
Net unrealized appreciation	$25,804,469

For federal income tax purposes, at November 30, 2010, capital loss carryforwards of $192,452,614 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $79,163,033 expires in 2016 and $113,289,581 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of February 28, 2011:

	Level 1	Level 2	Total
Common Stock	$42,845,554	$286,090,387	$328,935,941
Short-Term Investment	-	5,918,014	5,918,014
Securities Lending Collateral	-	59,303,760	59,303,760
Total	$42,845,554	$351,312,161	$394,157,715

The value of Level 3 securities was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended February 28, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at February 28, 2011.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2011, the value of securities on loan was $58,294,289, for which cash collateral was received and invested in accordance with the Lending Agreement. At February 28, 2011, the value of invested collateral was $59,303,760. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of February 28, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to February 28, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Focus Global Growth Fund

February 28, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.07%Δ
Australia – 2.58%
BHP Billiton ADR	2,250	$212,850
		212,850
Brazil – 4.67%
BM&F Bovespa	34,575	233,368
Brasil Brokers Participacoes	33,000	152,524
		385,892
China – 2.82%
†Ctrip.com International ADR	6,000	232,620
		232,620
Denmark – 2.72%
Novo Nordisk Class B	1,784	224,884
		224,884
France – 6.60%
Accor	4,080	191,978
†Edenred	7,350	193,695
LVMH Moet Hennessy Louis Vuitton	1,010	159,306
		544,979
India – 1.70%
Infosys Technologies ADR	2,100	140,070
		140,070
Mexico – 2.66%
†Grupo Televisa ADR	9,300	219,666
		219,666
Netherlands – 2.82%
Core Laboratories	2,250	232,538
		232,538
Singapore – 1.92%
Singapore Exchange	25,500	158,895
		158,895
Switzerland – 13.91%
Julius Baer Group	4,483	201,095
†Kuehne & Nagel International	1,872	251,804
Roche Holding	1,110	167,444
SGS	147	256,064
Syngenta ADR	4,050	272,646
		1,149,053
Taiwan – 2.01%
Taiwan Semiconductor Manufacturing ADR	13,500	165,915
		165,915
United Kingdom – 5.17%
Compass Group	20,370	183,304
Intertek Group	8,307	243,564
		426,868
United States – 46.49%
Allergan	3,300	244,761
†Apple	960	339,081
†Crown Castle International	4,800	202,320
†Google Class A	270	165,618
†IntercontinentalExchange	1,875	240,375
†Intuit	3,450	181,401

MasterCard Class A	1,125	270,630
†MSCI Class A	5,400	191,700
NIKE Class B	1,950	173,609
Perrigo	2,850	217,826
†Polycom	3,900	186,420
†priceline.com	660	299,560
QUALCOMM	4,800	285,984
Staples	7,530	160,389
Strayer Education	1,995	274,193
†Teradata	4,200	200,844
Thomson Reuters	5,190	204,715
		3,839,426
Total Common Stock (cost $5,337,119)		7,933,656

	Principal
	Amount (U.S. $)
Short-Term Investment – 2.85%
≠Discount Note – 2.85%
Federal Home Loan Bank 0.07% 3/1/11	$235,001	235,001
Total Short-Term Investment (cost $235,001)		235,001

Total Value of Securities – 98.92%
(cost $5,572,120)		8,168,657
Receivables and Other Assets Net of Liabilities (See Notes) – 1.08%		89,276
Net Assets Applicable to 572,361 Shares Outstanding – 100.00%		$8,257,933

ΔSecurities have been classified by country of origin.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Focus Global Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2009 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not generally isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At February 28, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$5,572,120
Aggregate unrealized appreciation	$2,695,994
Aggregate unrealized depreciation	(99,457)
Net unrealized appreciation	$2,596,537

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of February 28, 2011:

	Level 1	Level 2	Total
Common Stock	$5,701,623	$2,232,033	$7,933,656
Short-Term Investment	-	235,001	235,001
Total	$5,701,623	$2,467,034	$8,168,657

There were no Level 3 securities at the beginning or end of the period.

During the period ended February 28, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at February 28, 2011.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of February 28, 2011.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of February 28, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to February 28, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Macquarie Global Infrastructure Fund

February 28, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.16%Δ
Australia – 9.56%
†Asciano	43,983	$78,781
MAp Group	13,949	44,163
#Spark Infrastructure Group 144A	71,884	85,382
Transurban Group	24,148	131,753
		340,079
Brazil – 3.24%
CCR	400	11,251
Energias do Brasil	1,800	40,267
†LLX Logistica	20,400	55,297
Ultrapar Participacoes ADR	540	8,635
		115,450
Canada – 7.85%
Enbridge	2,140	127,871
TransCanada	3,772	151,579
		279,450
*China – 10.39%
Beijing Capital International Airport	64,200	32,134
Beijing Enterprises Holdings	14,000	78,020
†China Longyuan Power Group	36,000	32,626
China Merchants Holdings International	14,397	61,004
Dalian Port PDA	92,000	35,722
Jiangsu Expressway	58,300	63,345
Zhejiang Expressway	74,500	67,011
		369,862
France – 10.29%
Aeroports de Paris	1,428	126,609
EDF	221	9,855
GDF Suez	3,367	136,581
Groupe Eurotunnel	2,162	21,805
Vinci	1,188	71,461
		366,311
Germany – 5.87%
E.ON	4,420	145,007
Hamburger Hafen und Logistik	1,398	64,042
		209,049
Italy – 7.37%
Atlantia	9,951	228,093
Enel	5,743	34,228
		262,321
Japan – 4.47%
East Japan Railway	372	25,939
Japan Airport Terminal	300	4,576
Kamigumi	5,460	48,131
Tokyo Gas	18,000	80,471
		159,117
Luxembourg – 1.55%
SES FDR	2,145	55,235
		55,235
Mexico – 1.08%
Grupo Aeroportuario del Pacifico ADR	580	22,063

Grupo Aeroportuario del Sureste ADR	300	16,404
		38,467
Netherlands – 0.53%
Koninklijke Vopak	392	18,953
		18,953
New Zealand – 0.29%
Auckland International Airport	6,096	10,207
		10,207
Portugal – 0.33%
Brisa Auto-Estradas de Portugal	1,628	11,728
		11,728
Republic of Korea – 0.97%
Korea Electric Power ADR	2,828	34,502
		34,502
Singapore – 0.40%
SATS	7,000	14,068
		14,068
Spain – 3.96%
Abertis Infraestructuras	7,003	140,948
		140,948
Switzerland – 1.67%
Flughafen Zuerich	146	59,290
		59,290
United Kingdom – 4.69%
National Grid	14,939	138,829
Scottish & Southern Energy	330	6,647
Severn Trent	881	21,312
		166,788
United States – 22.65%
American Electric Power	2,167	77,535
†Corrections Corporation of America	2,800	69,552
Dominion Resources	1,330	60,688
El Paso	3,200	59,520
Entergy	375	26,700
ITC Holdings	153	10,488
NextEra Energy	1,230	68,228
PG&E	2,660	122,520
Public Service Enterprise Group	690	22,563
Southern	900	34,299
Southern Union	1,586	45,233
Spectra Energy	3,040	81,320
Williams	4,200	127,511
		806,157
Total Common Stock (cost $3,101,588)		3,457,982

U.S. Master Limited Partnership – 1.17%
Enterprise Products Partners	365	15,914
Magellan Midstream Partners	425	25,687
Total U.S. Master Limited Partnership (cost $34,112)		41,601

	Principal
	Amount
	(U.S. $)
Short-Term Investment – 1.86%
Discount Note – 1.86%
≠Federal Home Loan Bank 0.07% 3/1/11	$66,000	66,000
Total Short-Term Investment (cost $66,000)		66,000

Total Value of Securities – 100.19%
(cost $3,201,700)		3,565,583
Liabilities Net of Receivables and Other Assets (See Notes) – (0.19%)		(6,663)
Net Assets Applicable to 375,414 Shares Outstanding – 100.00%		$3,558,920

ΔSecurities have been classified by country of origin.
†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2011, the aggregate amount of Rule 144A securities was $85,382, which represented 2.40% of the Fund’s net assets. See Note 5 in "Notes."
*Securities listed and traded on the Hong Kong Stock Exchange.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depository Receipts
HKD– Hong Kong Dollar
MNB – Mellon National Bank
USD – United States Dollar

The following foreign currency exchange contract was outstanding at February 28, 20111:

Foreign Currency Exchange Contract

						Unrealized
						Appreciation
Counterparty	Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)
MNB	HKD	69,531	USD	(8,922)	3/1/11	$6

The use of foreign currency exchange contract involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Macquarie Global Infrastructure Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year November 30, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not generally isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At February 28, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,229,184
Aggregate unrealized appreciation	$414,914
Aggregate unrealized depreciation	(78,515)
Net unrealized appreciation	$336,399

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of February 28, 2011:

	Level 1	Level 2	Total
Common Stock	$1,274,027	$2,183,955	$3,457,982
U.S. Master Limited Partnership	41,601	-	41,601
Short-Term Investment	-	66,000	66,000
Total	$1,315,628	$2,249,955	$3,565,583

Foreign Currency Exchange Contracts	$-	$6	$6

There were no unobservable (Level 3) investments at the beginning or end of the period.

During the period ended February 28, 2011, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of February 28, 2011.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Because the Fund concentrates its investments in securities issued by companies principally engaged in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of February 28, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to February 28, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: